 November 25, 2014

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:      The Calvert Fund

                        Calvert High Yield Bond Fund

File Nos. 2-76510 and 811-03416

Ladies and Gentlemen:

Pursuant to Rule 485(a) of the Securities Act of 1933 (the “Securities Act”), attached is a post-effective amendment to the Securities Act of 1933 and Investment Company Act of 1940 Registration Statement of The Calvert Fund, on behalf of Calvert High Yield Bond Fund (the “Fund”).

The sole purpose of this filing is to reflect a change to a principal investment strategy of the Fund (reflected in both the retail and institutional prospectuses), as described below.  The principal investment strategy at issue under the “Principal Investment Strategies” section of the Fund Summary in the Prospectus currently reads as follows:

The Fund invests primarily in high-yield, high-risk bonds, with intermediate maturities, including distressed securities that are in default.

The revised principal investment strategy reads as follows:

The Fund invests primarily in high-yield, high-risk bonds, with varying maturities,

including distressed securities that are in default. The Fund’s duration and maturity will be managed tactically based on the Advisor’s outlook for the fixed-income markets.

In addition, the following risk disclosure is added under the “Principal Risks” section of the Fund Summary in the Prospectus just after the “Interest Rate Risk” disclosure:

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates.

You will note that, other than the limited changes described above (and the omission of the financial highlights), the prospectus and statement of additional information for the Fund included in the registration statement are identical to the current prospectus and SAI (see Post-Effective Amendment No. 101, filed on January 30, 2014, SEC Accession No. 0000701039-14-000002).  The aforementioned changes are reflected in this redlined post-effective amendment filing.

Based on this similarity, the Registrant respectfully requests selective review of this filing, in accordance with Securities Act Release No. 33-6510 (February 15, 1984).

Please note that the proposed effective date for this post-effective amendment is January 31, 2015.  Financial information for the Fund, including performance, expenses and the financial highlights, will be updated as part of the annual prospectus/SAI update for the Fund pursuant to a Rule 485(b) post-effective amendment that will be filed in January and become effective on January 31, 2015.

If you have questions or require further information, please contact me at 301-657-7045.

Sincerely,

/s/ Lancelot A. King

Lancelot A. King

Associate General Counsel